Commitments and contingencies (Details) $ in Millions		1 Months Ended
	Jul. 23, 2015 USD ($)	Feb. 29, 2016 USD ($)	Dec. 31, 2015 USD ($) jack_up_rig
Contractual Obligation, Fiscal Year Maturity [Line Items]
Assets pledged under mortgages and overdraft facilities, book value			$ 2,738.0
Number of new building contracts for jack up rigs | jack_up_rig			0
Amended Complain Filed on July 23, 2015
Contractual Obligation, Fiscal Year Maturity [Line Items]
Backlog	$ 4,100.0
Subsequent Event | Other Client Matters
Contractual Obligation, Fiscal Year Maturity [Line Items]
Invoice payment withheld		$ 36.2